Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans And Borrowings
Borrowings beginning	R$ 146,594	R$ 30,038
Funds from loans and borrowings	122,015	120,175
Payment of loans	(189,513)	(9,843)
Interest paid	(29,495)	(4,850)
Accrued interest	29,070	11,074
Borrowings ending	R$ 78,671	R$ 146,594